PROVISIONS - Roll forward - Additional information (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of other provisions [line items]
Provisions reversed during the year	$ 299,250	$ 310,952	$ 368,840
Sociedad Administradora de Fondos de Pensiones, Cesantias y del CCAI Porvenir S.A.
Disclosure of other provisions [line items]
Provisions reversed during the year	$ 101,403	$ 177,527